Exploration and Evaluation Assets (Details Narrative)										12 Months Ended
	May 04, 2018 CAD ($)	May 04, 2018 DKK (kr)	Apr. 11, 2016	Jan. 04, 2016 a	Aug. 01, 2015 CAD ($)	Mar. 04, 2012 CAD ($)	Mar. 04, 2012 DKK (kr)	Aug. 15, 2011 CAD ($)	Aug. 15, 2011 DKK (kr)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 DKK (kr)	Dec. 31, 2019 DKK (kr)	Sep. 25, 2019	Dec. 31, 2015 DKK (kr)
Statement Line Items [Line Items]
Acquisition and exploration related cost										$ 780,000			$ 14,566,000		$ 11,385,000
Impairment loss										26,510,000
Post Creek Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties					$ 10,000
Payments made in advance										10,000			10,000
Exploration and license related expenditures										66,877			292,565
Halcyon Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties					$ 8,000
Payments made in advance										8,000			8,000
Exploration and license related expenditures										23,367			21,603
Quetico Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 18,175			64,256
Acquisition and exploration related cost													64,256
Exploration claim description										The second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office.	The second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office.	The second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office.
Quetico Property [Member] | After April 26, 2020 [Member]
Statement Line Items [Line Items]
Total annual work requirement cost										$ 324,000
Lingman Lake Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost										27,376
Loveland (Enid Creek) Property [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired on basis of option agreement																					100.00%
Acquisition related costs										115,537
Loveland (Enid Creek) Property [Member] | NSR [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired on basis of option agreement																					1.00%
Section 35 Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										4,548
Length of metallic minerals lease				10 years
Area of land | a				320
Cumulative exploration related costs										11,393
Refund exploration related costs										13,016
Section 35 Property [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Refund exploration related costs												$ 10,000
Maniitsoq Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 390,443			13,586,237
Percentage of net smelter return royalties										2.50%	2.50%	2.50%
Percentage of net smelter return royalties after reduction										1.00%	1.00%	1.00%
Payment required to reduce net smelter return royalties										$ 2,000,000
Number of days from decision to commence commercial production to reduce net smelter return royalties										60 days	60 days	60 days
Period of additional license application for years 11-13										3 years	3 years	3 years
Period of additional license application after year 13										3 years	3 years	3 years
License period description										The expiration of the first license period, the Company may apply for a second licence period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licences for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.	The expiration of the first license period, the Company may apply for a second licence period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licences for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.	The expiration of the first license period, the Company may apply for a second licence period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licences for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.
Impairment loss										$ 26,499,159
Recoverable amount for exploration and evaluation assets										36,149,667
Sulussugut License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										228,925			10,794,837
License fee paid								$ 5,742								$ 7,982
Period of additional license application after first period			5 years
Exploration requirement										8,905,514								$ 15,808,386
Exploration cost										55,960,762								26,115,831
Accumulated exploration surplus credits										56,333,010								$ 19,067,735
Approved exploration expenditures										343,125			16,342,476
Total carried credits													66,950,764
Sulussugut License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr									kr 31,400								kr 40,400
Exploration requirement | kr											kr 44,755,600								kr 83,809,340
Accumulated exploration surplus credits										283,080,453												kr 100,303,710
Approved exploration expenditures										1,724,248				kr 79,604,364
Total carried credits | kr														326,111,805
Ininngui License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										37,537			1,422,917
License fee paid						$ 5,755
Exploration cost										5,158,454
Accumulated exploration surplus credits										$ 6,026,089
Ininngui License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License period description						The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year.	The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year.
License fee paid | kr							kr 32,200
Exploration requirement | kr											kr 5,510,400
Accumulated exploration surplus credits | kr																				kr 30,281,852
Ikertoq License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures													132,679
Minimum exploration expenditures and actual spend on exploration costs payable in cash, description										The minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year.	The minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year.	The minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year.
Percentage of difference between minimum exploration expenditures and actual spend on exploration costs payable in cash										50.00%	50.00%	50.00%
Carbonatite License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 123,981			1,369,482
License fee paid	$ 6,523
Exploration requirement										53,192
Exploration cost										1,486,940
Accumulated exploration surplus credits										$ 2,088,808
Total carried credits													$ 2,018,103
Carbonatite License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr		kr 31,000
Exploration requirement | kr											kr 267,320
Accumulated exploration surplus credits | kr																				kr 10,496,522
Total carried credits | kr														kr 9,830,021